PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 59.7% of Net Assets
	Aerospace & Defense – 0.4%
17	Axon Enterprise, Inc.(a)	$1,079
24	Moog, Inc., Class A	2,247
6	Raytheon Co.	1,066
11	Teledyne Technologies, Inc.(a)	2,734
33	United Technologies Corp.	4,706

		11,832

	Air Freight & Logistics – 1.0%
236	Expeditors International of Washington, Inc.	18,743
29	FedEx Corp.	5,494
36	United Parcel Service, Inc., Class B	3,824

		28,061

	Airlines – 0.3%
210	American Airlines Group, Inc.	7,178

	Auto Components – 0.3%
103	American Axle & Manufacturing Holdings, Inc.(a)	1,519
56	Aptiv PLC	4,799
95	Delphi Technologies PLC	2,102
19	Visteon Corp.(a)	1,255

		9,675

	Automobiles – 0.7%
710	Fiat Chrysler Automobiles NV	10,941
245	General Motors Co.	9,543

		20,484

	Banks – 3.9%
59	Ameris Bancorp	2,151
106	BancorpSouth Bank	3,231
480	Bank of America Corp.	14,678
103	BB&T Corp.	5,274
253	Citigroup, Inc.	17,887
120	Citizens Financial Group, Inc.	4,344
80	Columbia Banking System, Inc.	3,003
14	Comerica, Inc.	1,100
205	CVB Financial Corp.	4,448
186	Fulton Financial Corp.	3,209
86	Huntington Bancshares, Inc.	1,197
94	International Bancshares Corp.	3,898
180	KeyCorp	3,159
18	M&T Bank Corp.	3,061
324	People’s United Financial, Inc.	5,602
62	PNC Financial Services Group, Inc. (The)	8,490
117	Regions Financial Corp.	1,817
146	Trustmark Corp.	5,250
200	Wells Fargo & Co.	9,682
50	Westamerica Bancorporation	3,211

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
38	Wintrust Financial Corp.	$2,896
42	Zions Bancorp N.A.	2,072

		109,660

	Beverages – 1.7%
32	Brown-Forman Corp., Class B	1,705
296	Coca-Cola Co. (The)	14,522
34	Constellation Brands, Inc., Class A	7,197
360	Monster Beverage Corp.(a)	21,456
37	PepsiCo, Inc.	4,738

		49,618

	Biotechnology – 1.8%
18	AbbVie, Inc.	1,429
52	Amgen, Inc.	9,324
5	Biogen, Inc.(a)	1,146
94	BioMarin Pharmaceutical, Inc.(a)	8,040
17	Celgene Corp.(a)	1,609
43	Gilead Sciences, Inc.	2,797
14	Ligand Pharmaceuticals, Inc.(a)	1,762
65	Regeneron Pharmaceuticals, Inc.(a)	22,304
28	Repligen Corp.(a)	1,887
2	Vertex Pharmaceuticals, Inc.(a)	338

		50,636

	Building Products – 0.4%
178	Johnson Controls International PLC	6,675
15	Lennox International, Inc.	4,072

		10,747

	Capital Markets – 4.1%
3	Affiliated Managers Group, Inc.	333
9	Ameriprise Financial, Inc.	1,321
281	Bank of New York Mellon Corp. (The)	13,955
9	BlackRock, Inc.	4,367
257	Charles Schwab Corp. (The)	11,765
15	CME Group, Inc.	2,684
48	FactSet Research Systems, Inc.	13,242
64	Franklin Resources, Inc.	2,214
28	Goldman Sachs Group, Inc. (The)	5,766
8	Intercontinental Exchange, Inc.	651
36	Invesco Ltd.	791
75	Janus Henderson Group PLC	1,880
81	Legg Mason, Inc.	2,709
42	Moody’s Corp.	8,258
53	MSCI, Inc.	11,945
39	Northern Trust Corp.	3,843
26	S&P Global, Inc.	5,737
200	SEI Investments Co.	10,890
199	State Street Corp.	13,464

		115,815

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.7%
19	Ecolab, Inc.	$3,498
41	HB Fuller Co.	2,008
29	Innospec, Inc.	2,460
4	International Flavors & Fragrances, Inc.	551
39	Linde PLC	7,030
37	Minerals Technologies, Inc.	2,322
21	Stepan Co.	1,943

		19,812

	Commercial Services & Supplies – 0.3%
39	Healthcare Services Group, Inc.	1,320
21	MSA Safety, Inc.	2,308
33	Tetra Tech, Inc.	2,136
16	Waste Management, Inc.	1,717

		7,481

	Communications Equipment – 0.9%
50	Ciena Corp.(a)	1,918
324	Cisco Systems, Inc.	18,128
26	InterDigital, Inc.	1,700
27	Lumentum Holdings, Inc.(a)	1,673
6	Motorola Solutions, Inc.	870

		24,289

	Construction & Engineering – 0.2%
95	AECOM(a)	3,220
34	Fluor Corp.	1,351

		4,571

	Consumer Finance – 0.8%
80	American Express Co.	9,379
140	Capital One Financial Corp.	12,996
38	Navient Corp.	513

		22,888

	Containers & Packaging – 0.2%
50	Ball Corp.	2,997
10	Crown Holdings, Inc.(a)	581
36	International Paper Co.	1,685
89	Owens-Illinois, Inc.	1,759

		7,022

	Distributors – 0.2%
29	Genuine Parts Co.	2,974
14	POOL CORP.	2,572

		5,546

	Diversified Consumer Services – 0.1%
62	Service Corp. International	2,580

	Diversified Telecommunication Services – 0.2%
51	AT&T, Inc.	1,579

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
112	CenturyLink, Inc.	$1,279
33	Verizon Communications, Inc.	1,887

		4,745

	Electric Utilities – 0.5%
93	American Electric Power Co., Inc.	7,956
21	Edison International	1,339
15	Eversource Energy	1,075
27	IDACORP, Inc.	2,674

		13,044

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,610
30	Eaton Corp. PLC	2,485
19	Hubbell, Inc.	2,424

		6,519

	Electronic Equipment, Instruments & Components – 1.1%
52	Avnet, Inc.	2,528
24	Belden, Inc.	1,333
54	Cognex Corp.	2,723
12	Coherent, Inc.(a)	1,776
11	Littelfuse, Inc.	2,212
10	Rogers Corp.(a)	1,675
125	TE Connectivity Ltd.	11,956
64	Trimble, Inc.(a)	2,613
95	Vishay Intertechnology, Inc.	1,882
13	Zebra Technologies Corp., Class A(a)	2,745

		31,443

	Energy Equipment & Services – 1.0%
35	Apergy Corp.(a)	1,389
28	Baker Hughes, a GE Co.	672
65	C&J Energy Services, Inc.(a)	913
16	Core Laboratories NV	1,014
145	Halliburton Co.	4,108
213	National Oilwell Varco, Inc.	5,568
59	Oceaneering International, Inc.(a)	1,133
52	Oil States International, Inc.(a)	1,005
265	Schlumberger Ltd.	11,310
42	TechnipFMC PLC	1,033
94	U.S. Silica Holdings, Inc.	1,487

		29,632

	Entertainment – 1.1%
45	Cinemark Holdings, Inc.	1,892
10	Electronic Arts, Inc.(a)	947
44	Netflix, Inc.(a)	16,304
94	Walt Disney Co. (The)	12,875

		32,018

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
75	Kroger Co. (The)	$1,933
10	Sysco Corp.	704
14	Walgreens Boots Alliance, Inc.	750

		3,387

	Food Products – 0.7%
52	Campbell Soup Co.	2,012
602	Danone S.A., Sponsored ADR	9,764
18	General Mills, Inc.	926
58	Hain Celestial Group, Inc. (The)(a)	1,266
2	Hershey Co. (The)	250
18	Ingredion, Inc.	1,705
11	J.M. Smucker Co. (The)	1,349
12	Kellogg Co.	724
56	Kraft Heinz Co. (The)	1,861
7	Mondelez International, Inc., Class A	356

		20,213

	Gas Utilities – 0.3%
56	New Jersey Resources Corp.	2,805
31	ONE Gas, Inc.	2,744
62	South Jersey Industries, Inc.	1,991

		7,540

	Health Care Equipment & Supplies – 1.0%
13	Alcon, Inc.(a)	757
4	Align Technology, Inc.(a)	1,299
44	Baxter International, Inc.	3,357
1	Becton Dickinson and Co.	241
9	Boston Scientific Corp.(a)	334
21	DENTSPLY SIRONA, Inc.	1,074
1	Edwards Lifesciences Corp.(a)	176
31	Globus Medical, Inc.(a)	1,398
15	Haemonetics Corp.(a)	1,309
1	Intuitive Surgical, Inc.(a)	511
108	Meridian Bioscience, Inc.	1,243
24	Merit Medical Systems, Inc.(a)	1,348
31	STERIS PLC	4,060
5	Stryker Corp.	944
60	Varian Medical Systems, Inc.(a)	8,170
20	West Pharmaceutical Services, Inc.	2,476

		28,697

	Health Care Providers & Services – 1.3%
33	Acadia Healthcare Co., Inc.(a)	1,057
10	Amedisys, Inc.(a)	1,278
3	Anthem, Inc.	789
21	BioTelemetry, Inc.(a)	1,142
66	Centene Corp.(a)	3,403
7	Chemed Corp.	2,287
5	Cigna Corp.	794

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
175	CVS Health Corp.	$9,517
26	Encompass Health Corp.	1,676
44	HCA Healthcare, Inc.	5,598
18	Henry Schein, Inc.(a)	1,153
2	Humana, Inc.	511
10	Laboratory Corp. of America Holdings(a)	1,599
33	MEDNAX, Inc.(a)	923
53	Patterson Cos., Inc.	1,158
18	Quest Diagnostics, Inc.	1,735
12	UnitedHealth Group, Inc.	2,797

		37,417

	Health Care Technology – 0.5%
114	Allscripts Healthcare Solutions, Inc.(a)	1,125
166	Cerner Corp.(a)	11,031
24	Medidata Solutions, Inc.(a)	2,168

		14,324

	Hotels, Restaurants & Leisure – 2.2%
28	Dunkin’ Brands Group, Inc.	2,090
70	Hilton Worldwide Holdings, Inc.	6,089
18	Jack in the Box, Inc.	1,388
19	Marriott Vacations Worldwide Corp.	2,007
3	McDonald’s Corp.	593
276	MGM Resorts International	7,350
27	Six Flags Entertainment Corp.	1,433
209	Starbucks Corp.	16,235
113	Wendy’s Co. (The)	2,103
349	Yum China Holdings, Inc.	16,592
70	Yum! Brands, Inc.	7,307

		63,187

	Household Durables – 0.3%
9	iRobot Corp.(a)	932
85	KB Home	2,202
64	Meritage Homes Corp.(a)	3,273
42	Tupperware Brands Corp.	1,000
2	Whirlpool Corp.	278

		7,685

	Household Products – 1.0%
134	Colgate-Palmolive Co.	9,754
165	Procter & Gamble Co. (The)	17,569

		27,323

	Independent Power & Renewable Electricity Producers – 0.2%
61	AES Corp. (The)	1,044
51	Ormat Technologies, Inc.	2,976
121	Pattern Energy Group, Inc.	2,798

		6,818

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.5%
1,300	General Electric Co.	$13,221

	Insurance – 1.4%
9	Aflac, Inc.	454
31	Allstate Corp. (The)	3,071
265	American International Group, Inc.	12,606
7	Brighthouse Financial, Inc.(a)	293
51	Chubb Ltd.	7,405
49	First American Financial Corp.	2,796
16	Hartford Financial Services Group, Inc. (The)	837
10	Lincoln National Corp.	667
21	Marsh & McLennan Cos., Inc.	1,980
16	MetLife, Inc.	738
54	Prudential Financial, Inc.	5,708
23	Travelers Cos., Inc. (The)	3,306

		39,861

	Interactive Media & Services – 2.9%
11	Alphabet, Inc., Class A(a)	13,189
24	Alphabet, Inc., Class C(a)	28,523
211	Facebook, Inc., Class A(a)	40,807
7	TripAdvisor, Inc.(a)	373

		82,892

	Internet & Direct Marketing Retail – 2.9%
146	Alibaba Group Holding Ltd., Sponsored ADR(a)	27,093
19	Amazon.com, Inc.(a)	36,604
6	Booking Holdings, Inc.(a)	11,130
183	eBay, Inc.	7,091

		81,918

	IT Services – 3.2%
21	Accenture PLC, Class A	3,836
74	Automatic Data Processing, Inc.	12,165
8	Cognizant Technology Solutions Corp., Class A	584
100	DXC Technology Co.	6,574
45	Gartner, Inc.(a)	7,154
9	International Business Machines Corp.	1,263
38	Leidos Holdings, Inc.	2,792
50	MasterCard, Inc., Class A	12,712
12	PayPal Holdings, Inc.(a)	1,353
145	Sabre Corp.	3,010
217	Visa, Inc., Class A	35,681
48	Western Union Co. (The)	933
14	WEX, Inc.(a)	2,944

		91,001

	Leisure Products – 0.0%
69	Callaway Golf Co.	1,212

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
8	IQVIA Holdings, Inc.(a)	1,111
6	Thermo Fisher Scientific, Inc.	1,665

		3,088

	Machinery – 2.5%
35	AGCO Corp.	2,477
84	Caterpillar, Inc.	11,711
48	Cummins, Inc.	7,982
89	Deere & Co.	14,741
43	Flowserve Corp.	2,108
26	IDEX Corp.	4,073
47	ITT, Inc.	2,846
60	Kennametal, Inc.	2,442
37	Oshkosh Corp.	3,056
74	Parker Hannifin Corp.	13,400
11	Proto Labs, Inc.(a)	1,208
50	Terex Corp.	1,667
41	Toro Co. (The)	2,999
6	Xylem, Inc.	500

		71,210

	Media – 1.2%
2	Cable One, Inc.	2,121
8	CBS Corp., Class B	410
30	Charter Communications, Inc., Class A(a)	11,136
290	Comcast Corp., Class A	12,624
31	Discovery, Inc., Series C(a)	892
55	New York Times Co. (The), Class A	1,823
405	News Corp., Class A	5,030
14	Omnicom Group, Inc.	1,120

		35,156

	Metals & Mining – 0.4%
91	Commercial Metals Co.	1,573
100	Newmont Goldcorp Corp.	3,106
15	Nucor Corp.	856
36	Reliance Steel & Aluminum Co.	3,311
23	Royal Gold, Inc.	2,002

		10,848

	Multi-Utilities – 0.3%
54	Consolidated Edison, Inc.	4,653
9	DTE Energy Co.	1,131
14	Sempra Energy	1,791

		7,575

	Multiline Retail – 0.0%
11	Macy’s, Inc.	259

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.4%
160	Anadarko Petroleum Corp.	$11,656
270	Apache Corp.	8,886
600	Chesapeake Energy Corp.(a)	1,746
589	Denbury Resources, Inc.(a)	1,313
88	EQT Corp.	1,800
74	Green Plains, Inc.	1,285
47	Hess Corp.	3,014
107	Noble Energy, Inc.	2,895
39	ONEOK, Inc.	2,649
28	Valero Energy Corp.	2,539
48	World Fuel Services Corp.	1,481

		39,264

	Paper & Forest Products – 0.1%
38	Domtar Corp.	1,858
67	Louisiana-Pacific Corp.	1,679

		3,537

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	515

	Pharmaceuticals – 1.2%
3	Allergan PLC	441
16	Bristol-Myers Squibb Co.	743
48	Catalent, Inc.(a)	2,151
13	Eli Lilly & Co.	1,522
51	Medicines Co. (The)(a)	1,630
69	Merck & Co., Inc.	5,431
67	Novartis AG, Sponsored ADR	5,509
237	Novo Nordisk AS, Sponsored ADR	11,615
24	Perrigo Co. PLC	1,150
73	Pfizer, Inc.	2,965
21	Supernus Pharmaceuticals, Inc.(a)	771

		33,928

	Professional Services – 0.3%
37	Exponent, Inc.	2,095
14	Insperity, Inc.	1,674
38	Korn Ferry	1,787
24	ManpowerGroup, Inc.	2,305
44	Nielsen Holdings PLC	1,123

		8,984

	Real Estate Management & Development – 0.1%
14	CBRE Group, Inc., Class A(a)	729
19	Jones Lang LaSalle, Inc.	2,937

		3,666

	REITs - Apartments – 0.4%
69	American Campus Communities, Inc.	3,257
3	AvalonBay Communities, Inc.	603

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
46	Camden Property Trust	$4,630
8	Equity Residential	611
4	Essex Property Trust, Inc.	1,130
4	Mid-America Apartment Communities, Inc.	437

		10,668

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	629
9	Digital Realty Trust, Inc.	1,059
1	Equinix, Inc.	455
62	Weyerhaeuser Co.	1,662

		3,805

	REITs - Health Care – 0.2%
25	Ventas, Inc.	1,528
46	Welltower, Inc.	3,428

		4,956

	REITs - Hotels – 0.1%
89	Host Hotels & Resorts, Inc.	1,712

	REITs - Office Property – 0.6%
11	Boston Properties, Inc.	1,514
104	Corporate Office Properties Trust	2,900
117	Douglas Emmett, Inc.	4,819
156	Easterly Government Properties, Inc.	2,808
52	Kilroy Realty Corp.	3,999

		16,040

	REITs - Regional Malls – 0.1%
5	Macerich Co. (The)	201
9	Simon Property Group, Inc.	1,563

		1,764

	REITs - Storage – 0.1%
32	Iron Mountain, Inc.	1,040
2	Public Storage	442

		1,482

	REITs - Warehouse/Industrials – 0.2%
35	CyrusOne, Inc.	1,949
85	Liberty Property Trust	4,220

		6,169

	Road & Rail – 0.5%
30	Genesee & Wyoming, Inc., Class A(a)	2,659
19	Kansas City Southern	2,340
26	Norfolk Southern Corp.	5,304
32	Ryder System, Inc.	2,016
18	Union Pacific Corp.	3,187

		15,506

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.5%
13	Advanced Micro Devices, Inc.(a)	$359
59	Applied Materials, Inc.	2,600
40	Brooks Automation, Inc.	1,500
21	Cabot Microelectronics Corp.	2,651
42	Cirrus Logic, Inc.(a)	1,998
29	Cree, Inc.(a)	1,917
64	First Solar, Inc.(a)	3,938
295	Intel Corp.	15,057
79	NVIDIA Corp.	14,299
188	QUALCOMM, Inc.	16,193
30	Silicon Laboratories, Inc.(a)	3,230
72	Texas Instruments, Inc.	8,484

		72,226

	Software – 2.9%
6	Adobe, Inc.(a)	1,736
132	Autodesk, Inc.(a)	23,524
23	Blackbaud, Inc.	1,824
32	Bottomline Technologies, Inc.(a)	1,618
11	Fair Isaac Corp.(a)	3,077
18	LogMeIn, Inc.	1,483
120	Microsoft Corp.	15,672
462	Oracle Corp.	25,562
28	PTC, Inc.(a)	2,533
22	Qualys, Inc.(a)	1,986
8	Ultimate Software Group, Inc. (The)(a)	2,645

		81,660

	Specialty Retail – 0.7%
25	Aaron’s, Inc.	1,392
74	American Eagle Outfitters, Inc.	1,760
25	Asbury Automotive Group, Inc.(a)	2,005
9	Best Buy Co., Inc.	670
13	Five Below, Inc.(a)	1,903
22	Home Depot, Inc. (The)	4,481
19	Lithia Motors, Inc., Class A	2,157
17	Lowe’s Cos., Inc.	1,923
21	Monro, Inc.	1,760
12	Tiffany & Co.	1,294
27	Williams-Sonoma, Inc.	1,544

		20,889

	Technology Hardware, Storage & Peripherals – 1.8%
199	Apple, Inc.	39,933
197	Hewlett Packard Enterprise Co.	3,115
141	HP, Inc.	2,813
70	NCR Corp.(a)	2,027
12	NetApp, Inc.	874
7	Seagate Technology PLC	338
7	Western Digital Corp.	358

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
47	Xerox Corp.	$1,568

		51,026

	Textiles, Apparel & Luxury Goods – 0.7%
15	Deckers Outdoor Corp.(a)	2,373
15	Hanesbrands, Inc.	271
17	NIKE, Inc., Class B	1,493
4	PVH Corp.	516
553	Under Armour, Inc., Class A(a)	12,769
60	Wolverine World Wide, Inc.	2,209

		19,631

	Thrifts & Mortgage Finance – 0.1%
227	New York Community Bancorp, Inc.	2,640

	Trading Companies & Distributors – 0.2%
29	Fastenal Co.	2,046
21	GATX Corp.	1,620
12	United Rentals, Inc.(a)	1,691
6	W.W. Grainger, Inc.	1,692

		7,049

	Water Utilities – 0.3%
45	American Water Works Co., Inc.	4,868
64	Aqua America, Inc.	2,500

		7,368

	Total Common Stocks (Identified Cost $1,654,923)	1,694,613

Principal Amount
Bonds and Notes – 3.9%
	Automotive – 0.1%
$ 2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,999

	Banking – 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,056
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,006
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,968
1,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	1,033
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,017
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,052
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	993

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	$2,068
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,084
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,000
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,034
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	997
1,000	Santander UK PLC, 2.375%, 3/16/2020	997
1,000	SunTrust Bank, 2.250%, 1/31/2020	996
1,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	1,010

		21,311

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,002

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,049

	Electric – 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	2,077

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,745

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,045
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,221

		3,266

	Healthcare – 0.2%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,006
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,090
2,000	McKesson Corp., 3.950%, 2/16/2028	1,993

		5,089

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,039

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – continued
$ 1,000	Chevron Corp., 1.961%, 3/03/2020	$995
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,333

		3,367

	Midstream – 0.1%
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	998
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,036

		2,034

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,913

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,074

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	980
1,000	International Business Machines Corp., 4.000%, 6/20/2042	979
2,000	Oracle Corp., 2.950%, 5/15/2025	1,991
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,037

		5,987

	Treasuries – 1.9%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,837
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	1,979
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,059
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,011
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,230
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,252
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,474
4,000	U.S. Treasury Note, 1.125%, 12/31/2019	3,965
6,000	U.S. Treasury Note, 1.125%, 4/30/2020	5,926
1,000	U.S. Treasury Note, 1.125%, 9/30/2021	974

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 4,000	U.S. Treasury Note, 1.625%, 8/31/2022	$3,920
5,000	U.S. Treasury Note, 1.750%, 5/15/2023	4,900
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	971
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	995
7,000	U.S. Treasury Note, 2.250%, 11/15/2025	6,943
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	983
5,000	U.S. Treasury Note, 2.625%, 12/31/2023	5,075
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,010
4,000	U.S. Treasury Note, 2.750%, 7/31/2023	4,077
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,025

		54,606

	Wireless – 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,136

	Total Bonds and Notes (Identified Cost $110,808)	110,655

Shares
Exchange-Traded Funds – 17.2%
4,970	iShares® ESG MSCI EAFE ETF	323,845
4,669	iShares® ESG MSCI Emerging Markets ETF	162,481

	Total Exchange-Traded Funds (Identified Cost $456,976)	486,326

Affiliated Mutual Funds – 14.1%
3,399	Mirova Global Green Bond Fund, Class N	34,363
32,018	Mirova International Sustainable Equity Fund, Class N	366,601

	Total Affiliated Mutual Funds (Identified Cost $376,043)	400,964

	Total Investments – 94.9% (Identified Cost $2,598,750)	2,692,558
	Other assets less liabilities – 5.1%	145,619

	Net Assets – 100.0%	$2,838,177

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,100	$2,312	$44,375	$551	$412	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,163	2,215	29,454	(211)	287	—	126
Mirova Global Green Bond Fund, Class N	81,561	4,992	54,325	592	1,543	34,363	334
Mirova International Sustainable Equity Fund, Class N	217,645	131,566	2,306	203	19,493	366,601	288

	$367,469	$141,085	$130,460	$1,135	$21,735	$400,964	$748

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,694,613	$—	$—	$1,694,613
Bonds and Notes*	—	110,655	—	110,655
Exchange-Traded Funds	486,326	—	—	486,326
Affiliated Mutual Funds	400,964	—	—	400,964

Total	$2,581,903	$110,655	$—	$2,692,558

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	89.8%
Fixed Income	5.1

Total Investments	94.9
Other assets less liabilities	5.1

Net Assets	100.0%